American Beacon Garcia Hamilton Quality Bond Fund

Supplement dated August 21, 2025 to the

Prospectus and Summary Prospectus,

each dated March 1, 2025, as previously amended or supplemented

Effective immediately, Benjamin D. Monkiewicz of Garcia Hamilton & Associates, L.P. (“Garcia Hamilton”) is added as a Portfolio Manager for the American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”). In addition, effective immediately, Nancy Rodriguez will retire from her position as a Portfolio Manager for the Fund. Accordingly, effective immediately, the following changes are made to the Fund’s Prospectus and Summary Prospectus, as applicable, and all references to Ms. Rodriguez in the Fund’s Prospectus and Summary Prospectus are removed:

1.	On page 15 of the Prospectus and 6 of the Summary Prospectus, under the heading “Management - Portfolio Managers,” the information regarding Garcia Hamilton is deleted and replaced with the following:

Garcia Hamilton & Associates, L.P.	Gilbert Andrew Garcia, CFA Managing Partner, Chief Investment Officer Since Fund Inception (2016)	Jeffrey D. Detwiler, CFA (MS) Partner, Co-Deputy CIO Since 2024
	Karen H. Tass, CFA (MBA) Partner, Co-Deputy CIO Since 2024	Benjamin D. Monkiewicz Partner, Portfolio Manager Since 2025

2.	On page 65 of the Prospectus, under the heading “Fund Management - The Sub-Advisors - GARCIA HAMILTON & ASSOCIATES, L.P. (“Garcia Hamilton”),” the sixth paragraph is deleted and replaced with the following:

Benjamin D. Monkiewicz is a Partner and Portfolio Manager and began working at Garcia Hamilton in 2010. His responsibilities include portfolio management and investment research.

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American Beacon Garcia Hamilton Quality Bond Fund

Supplement dated August 21, 2025 to the

Statement of Additional Information

dated March 1, 2025, as previously amended or supplemented

Effective immediately, Benjamin D. Monkiewicz of Garcia Hamilton & Associates, L.P. (“Garcia”) is added as a Portfolio Manager for the American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”). In addition, effective immediately, Nancy Rodriguez will retire from her position as a Portfolio Manager for the Fund. Accordingly, effective immediately, the following changes are made to the Fund’s Statement of Additional Information, as applicable, and all references to Ms. Rodriguez in the Fund’s Statement of Additional Information are removed:

1.	On page 66, under the heading “Portfolio Managers,” the table relating to Garcia Hamilton is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Garcia Hamilton & Associates, L.P.
Gilbert Andrew Garcia	None	2 ($69.2 mil)	360 ($22.2 bil)	None	None	2 ($261.6mil)
Karen H. Tass	None	2 ($69.2 mil)	360 ($22.2 bil)	None	None	2 ($261.6mil)
Jeffrey D. Detwiler	None	2 ($69.2 mil)	360 ($22.2 bil)	None	None	2 ($261.6mil)
Benjamin D. Monkiewicz*	None	2 ($69.9 mil)	345 ($24.2 bil)	None	None	2 ($274.6 mil)

*As of June 30, 2025.

2.	On page 75, under the heading “Portfolio Managers - Ownership of the Funds,” the table relating to Garcia Hamilton is deleted and replaced with the following:

Name of Investment Advisor and Portfolio Managers	American Beacon Garcia Hamilton Quality Bond Fund
Garcia Hamilton & Associates, L.P.
Gilbert Andrew Garcia	Over $1,000,000
Karen H. Tass	None
Jeffrey D. Detwiler	$100,001-$500,000
Benjamin D. Monkiewicz*	$100,001-$500,000

*As of June 30, 2025.

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